Share-based payments - MIP I, movement in share options (Details) - MIP I $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 MXN ($) EquityInstruments $ / shares
Share-based payments
Outstanding at beginning of the year (shares) | EquityInstruments	7,653,981
Exercised during the year (shares) | EquityInstruments	(7,653,981)
Outstanding at the beginning of the year (Exercise price) | $ / shares	$ 5.31
Exercise during the year (Exercise price) | $ / shares	$ 5.31
Outstanding at beginning of the year (Total) | $	$ 40,668
Exercised during the year (Total) | $	$ (40,668)